Stock-Based Compensation (Details Narrative) - USD ($)	6 Months Ended				12 Months Ended
	Jul. 31, 2022	Jan. 31, 2022	Jul. 31, 2021	Jan. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value					$ 14.30	$ 62.70
Common stock issued for services					$ 42,500	$ 467,500
Number of shares authorized for issuance	4,545,455		4,545,455		4,545,455	4,545,455
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation costs	$ 200,000				$ 200,000
Allocated share based compensation expense					$ 200,000	$ 700,000
Weighted-average period term					10 months 13 days
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued for services,shares					568	6,250
Common stock issued for services
2011 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average remaining contractual term					10 years
Number of options issued					34,018
Intrinsic value of options outstanding, value							$ 8,000	$ 1,400,000
Allocated share based compensation expense					$ 900,000
Weighted-average period term					9 months 29 days
Fair value vested					$ 2,100,000	$ 3,500,000
2011 Plan [Member] | Employee, Director and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares for issuance	209,091				209,091
2011 Plan [Member] | Employee, Director and Consultants [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of common stock percent					100.00%
Percentage of outstanding stock owned by stockholders					110.00%
2011 Plan [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of vesting shares						35,955
Stock-based compensation costs			$ 1,200,000			$ 1,200,000
Term of stock options					10 years
Exercise price, lower range					$ 44.22	$ 48.84
Exercise price, upper range					$ 49.72	$ 168.08
2011 Plan [Member] | Employees [Member] | Non-qualified Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of stock options					10 years	10 years
Exercise price, lower range						$ 78.32
Exercise price, upper range					$ 18.48	$ 163.90
2011 Plan [Member] | Employees [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options issued					31,818	26,818
2011 Plan [Member] | Employees [Member] | Common Stock [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options issued					1,064
2011 Plan [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of vesting shares						4,167
Stock-based compensation costs			$ 100,000			$ 100,000
Term of stock options						10 years
Exercise price, lower range						$ 69.52
Exercise price, upper range						$ 75.46
2011 Plan [Member] | Director [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options issued						15,341
2011 Plan [Member] | Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of stock options					10 years	10 years
Exercise price, upper range					$ 31.24	$ 84.04
2011 Plan [Member] | Consultant [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options issued						1,136
2011 Plan [Member] | Consultant [Member] | Common Stock [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options issued					1,136
2011 Plan [Member] | Employees [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options issued						61,856
Term of stock options						10 years
2011 Plan [Member] | Employee, Director and Consultants [Member] | Stock Option Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation expense					$ 1,400,000	$ 4,400,000
2011 Plan [Member] | Employee, Director and Consultants [Member] | Stock Option Awards [Member] | Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation expense					700,000	2,600,000
2011 Plan [Member] | Employee, Director and Consultants [Member] | Stock Option Awards [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation expense					$ 700,000	$ 1,800,000
2011 Plan [Member] | Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued for services,shares					568	6,250
Common stock issued for services					$ 40,000.00	$ 500,000
2015 Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation expense					$ 1,800	$ 10,300
Number of shares authorized for issuance	2,273				2,273
Stock Repurchased	1,218				1,218
Discount from market price, offering date					15.00%
Expected term description	six-month	six-month	six-month	six-month
Risk free interest rate	0.49%	0.05%	0.07%	0.10%
Volatility rate	83.58%	72.99%	88.03%	122.84%
Forfeiture rate	0.00%	0.00%	0.00%	0.00%
Dividends	$ 0	$ 0	$ 0	$ 0
2015 Employee Stock Purchase Plan [Member] | Six Month Call on Unvested Share [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair market value of unvested shares percentage					85.00%
2015 Employee Stock Purchase Plan [Member] | Six Month Put on Unvested Share [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair market value of unvested shares percentage					15.00%